UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22454

FEG ABSOLUTE ACCESS FUND LLC

(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Address of principal executive offices) (Zip code)

KEVIN J. CONROY

201 EAST FIFTH STREET, SUITE 1600

CINCINNATI, OHIO 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: MARCH 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS

FEG Absolute Access Fund LLC (the “Company”)
Year Ended March 31, 2021
With Report of Independent Registered
Public Accounting Firm

FEG Absolute Access Fund LLC

Financial Statements

Year Ended March 31, 2021

Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets, Liabilities and Members’ Capital	2
Schedule of Investments	3
Statement of Operations	6
Statements of Changes in Members’ Capital	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information (Unaudited)
Company Management	17
Other Information	19
Privacy Policy	20

FEG Absolute Access Fund LLC

Report of Independent Registered Public Accounting Firm

March 31, 2021

To the Members and Board of Directors of
FEG Absolute Access Fund LLC

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities, and members’ capital, including the schedule of investments, of FEG Absolute Access Fund LLC (the “Fund”) as of March 31, 2021, the related statements of operations and cash flows for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations and its cash flows for the year then ended, the changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended March 31, 2017, were audited by other auditors whose report dated June 22, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and underlying fund managers, or by other appropriate auditing procedures where replies from underlying fund managers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 1, 2021

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

March 31, 2021

Assets
Cash	$319,891
Short-term investments (cost $3,153,315)	3,153,315
Investments in Portfolio Funds, at fair value (cost $9,275,402)	11,079,998
Receivable for Portfolio Funds sold	18,261,216
Prepaid expenses and other assets	15,168
Total assets	$32,829,588

Liabilities and members’ capital
Capital withdrawals payable	$16,846,157
Professional fees payable	119,727
Accounting and administration fees payable	65,690
Line of credit fees payable	6,667
Directors fees payable	6,000
Other liabilities	76,232
Total liabilities	17,120,473
Members’ capital	15,709,115
Total liabilities and members’ capital	$32,829,588

Members’ capital	$15,709,115

Units issued and outstanding (unlimited units authorized)	11,693
Net Asset Value per unit*	$1,343.43

*	Net Asset Value per unit is based on unrounded Members’ capital and Units issued and outstanding

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

March 31, 2021

Investment Name	Original Acquisition Date	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)		Redemption Notice Period (1)
Investments in Portfolio Funds: (2)
United States:
Multi-Strategy: (3)
AG SF (L) L.P.(4)	4/2008	$266,753	$477,803	3.0%	Annually	(5)	60 days
CVI Global Value Fund A, L.P., Class H(4)	5/2008	2,660	12,103	0.1	Quarterly	(6)	120 days
Eton Park Fund, L.P., Class B(4)	6/2009	14,422	16,581	0.1	Quarterly		65 days
Farallon Capital Partners, L.P.(4)	4/2008	33,749	26,041	0.2	Annually	(5)	60 days
GSO Special Situations Fund, L.P.(4)	4/2008	8,119	35,505	0.2	Semi-Annually	(5)	90 days
Indaba Capital Partners, L.P.	6/2019	4,439,665	5,449,083	34.7	Quarterly		90 days
Lion Point Associates, L.P.	2/2018	2,666,667	3,411,267	21.7	Semi-Annually		60 days
Nut Tree Onshore Fund, L.P.	6/2019	494,015	629,100	4.0	Quarterly		75 days
Securis Event Fund (US), L.P.(4)	12/2017	264,843	380,060	2.4	Annually		60 days
Stark Investments, L.P., Class A (4)	1/2010	143,845	140,836	0.9	Quarterly		90 days
Total United States:		8,334,738	10,578,379	67.3
Cayman Islands:
Multi-Strategy: (3)
Highfields Capital, Ltd.(4)	12/2014	802,785	356,017	2.3	Annually	(7)	60 days
Myriad Opportunities US Fund, Limited(4)	11/2017	137,879	145,602	0.9	Quarterly	(5)	60 days
Total Cayman Islands:		940,664	501,619	3.2

Total Investments in Portfolio Funds		$9,275,402	$11,079,998	70.5%

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
United States:
Money market fund:
Fidelity Investments Money Market Treasury Funds Portfolio - Class I, 0.01%(8)	$3,153,315	$3,153,315	20.1%
Total Short-term investments:	3,153,315	3,153,315	20.1
Total Investments in Portfolio Funds and Short-Term investments	$12,428,717	14,233,313	90.6

Other assets less liabilities		1,475,802	9.4

Members’ capital		$15,709,115	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)

Absolute return managers, while often investing in the same asset classes as traditional investment managers, do so in a market neutral framework that attempts to arbitrage pricing discrepancies or other anomalies that are unrelated to general market moves. Absolute return strategies are designed to reduce exposure to the market risks that define the broad asset classes and therefore should be viewed as a separate absolute return or diversifying strategy category for asset allocation purposes. An allocation to absolute return strategies can add a potentially valuable element of diversification to a portfolio of traditional investments and can be used by investors as a way to manage the total market risk of their portfolios. Examples of individual strategies that generally fall into this absolute return category include merger arbitrage, fixed income arbitrage, equity market neutral, convertible arbitrage, relative value arbitrage, and other event-driven strategies.

(4)	All or a portion of these investments are held in side-pockets. Such investments generally cannot be withdrawn until removed from the side-pocket, the timing of which cannot be determined.

(5)	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.

(6)	Withdrawals from this Portfolio Fund are permitted after a two-year lockup period from the date of the initial investment.

(7)	Withdrawals from this Portfolio Fund are permitted after a three-year lockup period from the date of the initial investment.

(8)	The rate shown is the annualized 7-day yield as of March 31, 2021.

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Year Ended March 31, 2021

Investment income
Dividend income	$4,028

Expenses
Management fees	$1,271,366
Professional fees	172,766
Accounting and administration fees	163,196
Line of credit fees	75,525
Compliance fees	57,271
Custodian fees	35,368
Insurance expense	29,054
Directors fees	24,000
Line of credit interest expense	15,168
Other expenses	59,682
Total expenses	1,903,396
Voluntarily waived fees by the investment manager	(318,758)
Net expenses	1,584,638
Net investment loss	(1,580,610)

Realized and unrealized gain (loss) on investments
Net realized gain on investments	26,661,884
Net change in unrealized appreciation/(depreciation) on investments	(4,771,009)
Net realized and unrealized gain on investments	21,890,875
Net increase in members’ capital resulting from operations	$20,310,265

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

	Year Ended March 31, 2021	Year Ended March 31, 2020
Operations
Net investment loss	$(1,580,610)	$(2,321,326)
Net realized gain (loss) on investments	26,661,884	(3,750,899)
Net change in unrealized appreciation/(depreciation) on investments	(4,771,009)	(15,823,470)
Net change in members’ capital resulting from operations	20,310,265	(21,895,695)

Capital transactions
Capital contributions	—	7,767,502
Capital withdrawals	(165,142,821)	(67,194,069)
Net change in members’ capital resulting from capital transactions	(165,142,821)	(59,426,567)

Net change in members’ capital	(144,832,556)	(81,322,262)

Members’ capital at beginning of year	160,541,671	241,863,933
Members’ capital at end of year	$15,709,115	$160,541,671

Units transactions
Units sold	—	5,842
Units redeemed	(127,223)	(50,227)
Net change in units	(127,223)	(44,385)

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

Year Ended March 31, 2021

Operating activities
Net increase in members’ capital resulting from operations	$20,310,265
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(8,574,379)
Proceeds from sales of investments in Portfolio Funds	166,874,103
Net realized gain on investments	(26,661,884)
Net change in unrealized appreciation/depreciation on investments	4,771,009
Purchases of short-term investments, net	(50,815)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(713)
Management fee payable	(244,362)
Professional fees payable	4,528
Accounting and administration fees payable	24,922
Other liabilities	41,658
Net cash provided by operating activities	156,494,332

Financing activities
Proceeds from line of credit	2,000,000
Payments for line of credit	(10,000,000)
Line of credit fees payable	(16,677)
Payments for capital withdrawals, net of withdrawals payable	(149,167,297)
Net cash used in financing activities	(157,183,974)

Net change in cash	(689,642)
Cash at beginning of year	1,009,533
Cash at end of year	$319,891

Supplemental disclosure of interest paid	$15,168

See accompanying notes.

FEG Absolute Access Fund LLC

Financial Highlights

	Year Ended March 31,
	2021		2020	2019	2018	2017
Per unit operating performances: (1)
Net asset value per unit, beginning of year	$1,155.67		$1,319.49	$1,309.01	$1,295.26	$1,234.22
Income (loss) from investment operations:
Net investment loss	(16.86	)(6)	(66.46)	(57.57)	(23.22)	(17.32)
Net realized and unrealized gain (loss) on investments	204.62		(97.36)	68.05	36.97	78.36
Total change in per unit value from investment operations	187.76		(163.82)	10.48	13.75	61.04

Net asset value per unit, end of year	$1,343.43		$1,155.67	$1,319.49	$1,309.01	$1,295.26

Ratios to average members’ capital: (2)
Total expenses (before voluntary waiver)	1.64	%(3)	1.21%	1.16	%(3)	1.11	%(3)	1.07%
Net expenses (after voluntary waiver)	1.36	%(4)	1.21%	1.16	%(4)	1.11	%(4)	1.07%
Net investment loss	(1.36	)%(5)	(1.11)%	(1.03	)%(5)	(1.03	)%(5)	(1.05)%

Total return	16.25%		(12.42)%	0.80%		1.06%		4.95%
Portfolio turnover	7.73%		17.54%	19.46%		25.84%		6.43%
Members’ capital end of period (000’s)	$15,709		$160,542	$241,864		$342,219		$380,556

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	The ratios do not include investment income, expenses, or incentive allocations of the Portfolio Funds in which the Company invests.

(3)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, total expenses would be 1.64%, 1.16% and 1.09% for the years ended March 31, 2021, March 31, 2019 and 2018, respectively.

(4)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net expenses would be 1.36%, 1.16% and 1.09% for the years ended March 31, 2021, March 31, 2019 and 2018, respectively.

(5)

Includes state withholding tax from business activity of the Portfolio Funds. If the expense was removed, net investment loss would be (1.36)%, (1.02)% and (1.01)% for the years ended March 31, 2021, March 31, 2019 and 2018, respectively.

(6)	Per share number has been calculated using the average shares method.

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

Year Ended March 31, 2021

1. Organization

FEG Absolute Access Fund LLC (the “Company”) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on August 16, 2010, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Company’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Company will achieve this objective. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

On November 24, 2020, the Board determined to close and liquidate the Company. This decision was made after careful consideration of the Company’s current and future prospects.

The Company is currently operating pursuant to a plan of liquidation and dissolution (the “Liquidation Plan”) that was approved by the Board and communicated to investors of the Company (“Members”) on November 24, 2020. In connection with the Liquidation Plan, the Company discontinued accepting orders for the purchase of units of limited liability company interest (“Units”) of the Company and ceased making tender offers for the repurchase of Units on November 24, 2020. Pursuant to the Liquidation Plan, the Company makes distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Company’s portfolio securities. Proportionate interests of Members in the assets of the Company were fixed on the basis of its shareholdings at the close of business on December 31, 2020 (the “Effective Date”).

As soon as possible after all of the Company’s investments in portfolio securities are converted to cash, the Company shall make to each Member of record on the Effective Date: (1) a final liquidating distribution equal to the Member’s proportionate net assets of the Company, and (2) information concerning the sources of the liquidating distribution. All outstanding Units will be canceled following the liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities are invested in cash equivalent securities or held in cash and are distributed to Members, as described above. While liquidating, the Company may hold more cash or cash equivalents than normal, which may prevent the Company from meeting its stated investment objective. The Company’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the Portfolio Funds in which the Company invests. As a result, the Company’s final liquidating distribution to members may not occur for several quarters.

Prior to November 24, 2020, Units of the Company were offered only to Members that represented that they were an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from such estimates.

Cash

Cash is held at a major financial institution and is subject to credit risk to the extent those balances exceed Federal Deposit Insurance Corporation (FDIC) limitations.

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The net asset value per Unit equals Members’ capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to Portfolio Fund Managers as reported by the Portfolio Funds. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the year ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds was $8,000,011 and $173,967,488, respectively.

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the “Side-Pockets”), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in a Portfolio Fund may provide. Should the Company seek to liquidate its investments in the Side-Pockets, the Company might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Company is permitted to fully liquidate its interest in the Side-Pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-Pockets. As of March 31, 2021, 9 of the 11 Portfolio Funds in which the Company invested had all or a portion of their assets held as Side-Pockets. The fair value of these Side-Pockets as of March 31, 2021 was $1,590,548 and represented 10.13% of total Members’ capital.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Fair Value of Financial Instruments

Within U.S. GAAP, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of March 31, 2021:

Investments	Level 1	Level 2	Level 3	Total
Money Market Fund	$3,153,315	$—	$—	$3,153,315
Total	$3,153,315	$—	$—	$3,153,315

In accordance with ASC Topic 820, “Fair Value Measurement”, investments in Portfolio Funds with a fair value of $11,079,998 are excluded from the fair value hierarchy as of March 31, 2021.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Capital gain distributions received are recorded as capital gains as soon as information is available. Realized gains and losses are determined on Pro Rata Depletion cost basis (average cost). Return of capital or security distributions received are accounted for as a reduction to cost.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2017 through December 31, 2020, and has concluded that as of March 31, 2021, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. The Company did not incur any interest or penalties during the year ended March 31, 2021.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the Side-Pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Fund’s operating agreement.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions

As of December 31, 2020, the Investment Manager no longer charges the Company a monthly management fee (the “Management Fee”). Prior to December 31, 2020, the Investment Manager received from the Company a Management Fee equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee was paid monthly in arrears and was prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $952,608 for the year ended March 31, 2021, of which $0 was payable as of March 31, 2021.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined in the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Company’s Independent Director fees totaled $24,000 for the year ended March 31, 2021, of which $6,000 was payable as of March 31, 2021.

As of March 31, 2021, FEG Absolute Access Fund I LLC, an affiliated investment company of the Company registered under the 1940 Act, owned 98.48% of the Company’s outstanding Units, with a value of $15,470,568.

As of March 31, 2021, Members who are affiliated with the Investment Manager owned $17,341 (0.11% of Members’ capital) of the Company.

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (as most recently amended and restated on April 1, 2013, and as it may be further amended, the “Operating Agreement”), net profits or net losses are allocated monthly to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

In connection with the Liquidation Plan, the Company discontinued accepting orders for the purchase of Units of the Company and ceased making tender offers for the repurchase of Units on November 24, 2020. Pursuant to the Liquidation Plan, the Company makes distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Company’s portfolio securities. Proportionate interests of Members in the assets of the Company were fixed on the basis of its shareholdings at the close of business on December 31, 2020 (the “Record Date”).

As soon as possible after all of the Company’s investments in portfolio securities are converted to cash, the Company shall make to each Member of record on the Record Date: (1) a final liquidating distribution equal to the Member’s proportionate net assets of the Company, and (2) information concerning the sources of the liquidating distribution. All outstanding Units will be canceled following the liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities are invested in cash equivalent securities or held in cash and are distributed to Members, as described above. The Company’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the Portfolio Funds in which the Company invests. As a result, the Company’s final liquidating distribution to members may not occur for several quarters.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

Data regarding the repurchase offers conducted by the Company for the fiscal year ended March 31, 2021 are as follows:

	Repurchase Offer	Repurchase Offer
Commencement Date	February 27, 2020	August 26, 2020
Repurchase Request Deadline	March 27, 2020	September 25, 2020
Repurchase Pricing Date	June 30, 2020	December 31, 2020

Net Asset Value Per Unit as of Repurchase Pricing Date	$1,231.50	$1,314,19
Value of Units Repurchased	$35,635,922	$35,244,544
Units Repurchased	28,937	26,818
Percentage of Outstanding Units Repurchased	20.84%	24.46%

In connection with the Liquidation Plan, the Company made a distribution to Members of $75,686,100 on December 31, 2020, and a distribution to Members of $16,600,000 on February 28, 2021.

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $20,000,000 line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. As of October 1, 2018, the LOC agreement was amended to reduce the maximum amount borrowed to $15,000,000. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate (0.11% as of March 31, 2021) plus a spread of 200 basis points (2.00%). The average interest rate and average daily loan balance for the 97 days the Company had outstanding borrowings under the LOC were 2.35% and $2,530,928 respectively, for the year ended March 31, 2021. The maximum amount borrowed during the year ended March 31, 2021 was $8,000,000. As of March 31, 2021, the unused amount of the LOC was $15,000,000.

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2020, the LOC agreement was amended to change the scheduled commitment termination date (the “Termination Date”) to September 30, 2021. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

See note 9, below, for additional information on the LOC.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

8. Recent Market Events

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Company, including political, social and economic risks. Any such impact could adversely affect the Company’s performance, the performance of the securities in which the Company invests and may lead to losses on your investment in the Company. The ultimate impact of COVID-19 on the financial performance of the Company’s investments is not reasonably estimable at this time.

9. Subsequent Events

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that there was the following subsequent event that required disclosure in or adjustment to the Company’s financial statements:

Effective April 21, 2021, the Company terminated the LOC agreement.

FEG Absolute Access Fund LLC

Company Management

(unaudited)

The identity of the Board Members and brief biographical information as of March 31, 2021 is set forth below. The Company’s Statement of Additional Information includes additional information about the Board Members and is available, without charge, by calling 1-888-268-0333.

INDEPENDENT DIRECTORS
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director	Number Of Portfolios In Fund Complex Overseen By Director
David Clark Hyland August 13, 1963 6596 Madeira Hills Drive, Cincinnati, OH 45243	Director; Chairman of Audit Committee	Indefinite; Since Inception	Professor of Finance, Xavier University since 2004, at rank since 2019; Board of Advisors, Sterling Valuation Group, 2006-present.	2
Gregory James Hahn January 23, 1961 20 East 91st Street Suite 200 Indianapolis, IN 46240	Director; Audit Committee Member	Indefinite; Since Inception	President since January 2020, and Chief Investment Officer and Portfolio Manager - Investment Strategy since 2007, Winthrop Capital Management, LLC; Trustee, Indiana Public Employee Retirement Fund, 2010-present; Trustee, Indiana State Teachers’ Retirement Fund, 2008-present.	2

INTERESTED DIRECTOR AND OFFICERS
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Robert D. Jennings June 22, 1972 7168 Ruwes Oak Drive Cincinnati, OH 45248	Director	Indefinite; Since August 2019	Chief Operating Officer since 2018, Director of Client Service, 2005-2018, Fund Evaluation Group, LLC; Board of Directors, Fund Evaluation Group, LLC 2014-2017.	2
Kevin J. Conroy December 14, 1977 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600 Cincinnati, OH 45202	President; Secretary	Indefinite; Since February 2018	Vice President of Hedged Strategies and Assistant Portfolio Manager since 2014, senior Analyst of Hedged Strategies, 2012-2014, Analyst of Hedged Strategies, 2011-2012, Fund Evaluation Group, LLC.	2

FEG Absolute Access Fund LLC

Company Management (continued)

(unaudited)

INTERESTED DIRECTORS AND OFFICERS (continued)
Name, Date Of Birth, And Address	Position(s) Held With The Company	Term Of Office And Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Kyndal Michel Marks April 12, 1989 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600 Cincinnati, OH 45202	Treasurer	Indefinite; Since February 2021	Manager of Fund Operations, Fund Evaluation Group, LLC, since November 2019; Manager, PricewaterhouseCoopers LLP, August 2015–October 2019.	2
Julie T. Thomas July 10, 1962 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600 Cincinnati, OH 45202	Chief Compliance Officer	Indefinite; Since December 2016	Chief Compliance Officer, Fund Evaluation Group, LLC, since November 2015; Vice President, Deputy Chief Compliance Officer, The Ohio National Life Insurance Company, January 2015-November 2015; Chief Compliance Officer, 2013-2015, Director, Fund Compliance, 2012-2013, Fund Compliance Officer, 2011-2012; Suffolk Capital Management LLC, Fiduciary Capital Management, LLC, Ohio National Investments, Inc., and Ohio National Fund.	2

FEG Absolute Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC’s website at sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The Company’s Form N-PORT is available on the SEC’s website at sec.gov.

FEG Absolute Access Fund LLC

Privacy Policy

(unaudited)

In the course of doing business with shareholders, FEG Absolute Access Fund LLC (the “Fund”) collects nonpublic personal information about shareholders. “Nonpublic personal information” is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information, and purchase and redemption history.

The Fund collects this information from the following sources:

●	Information we receive from shareholders on applications or other forms;
●	Information about shareholder transactions with us and our service providers, or others;
●	Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Fund disclose and to whom does the Fund disclose information?

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

●	To government entities, in response to subpoenas or to comply with laws or regulations.
●	When shareholders direct us to do so or consent to the disclosure.
●	To companies that perform necessary services for the Fund, such as data processing companies that the Fund uses to process shareholders transactions or maintain shareholder accounts.
●	To protect against fraud, or to collect unpaid debts.
●	Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that David C. Hyland and Gregory J. Hahn are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for each of the last two fiscal years are $46,000 for 2020 and $46,000 for 2021.

Audit-Related Fees

(b) The aggregate fees billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2021.

Tax Fees

(c) The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $54,000 for 2020 and $54,000 for 2021.

All Other Fees

(d) The aggregate fees billed in the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $0 for 2021.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant was $80,000 for 2020 and $80,000 for 2021.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

FEG Absolute Access Fund LLC (the “Fund”) is a client of FEG Investors, LLC (the “Firm”). All proxy voting responsibilities of the Fund are performed by the Firm, with the assistance of the administrator of the Fund.

The Firm will accept discretionary authority over a client’s proxy if the Firm has discretionary authority over the client’s advisory account and the advisory contract does not expressly state that the Firm will not be voting proxies or the client does not retain voting authority.

The Firm may utilize a third party service provider for proxy voting matters. Designated supervisor(s) (“voting officer(s)”) have been delegated the authority for monitoring proxy actions, making voting decisions in accordance with these policies, and ensuring that proxies are submitted in a timely manner. The applicable voting officer will also be responsible for ensuring that clients’ requests for these proxy voting policies and procedures and/or their voting information is responded to effectively within a prompt time period.

In voting proxies, the Firm will vote strictly in accordance with the best interests of the beneficiaries and in light of the purposes for which each individual account was created. The Firm will generally support the management nominees of the issuer, because the company knows the individuals best to lead it. In addition, proxies will generally be voted along management's guidelines as indicated on the proxy. The review of long-term and short-term advantages will be weighed when making these decisions.

Support will be given for proposals that support shareholder rights and increase management accountability to the shareholders without sacrificing management’s flexibility.

In some situations, the Firm expects that proxies could request the Firm to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question. However, the Firm still anticipates voting proxies in favor of management despite any reduction in rights, powers and authority, and/or increase the duties and obligations if (a) the Firm reasonably believes that continuing to hold such security has a reasonable probability of conferring client benefits outweighs the adverse affect on the client of such proxy request; and (b) the approval of such proxy would not result in the Firm violating applicable investment objectives, policies or restrictions.

Unless a proxy is passed on to an authorized voter, the Firm will record the date proxies are voted, and those not voted will be specified with the underlying reason. Each item to be voted on should be voted separately and individually, not voted in blank. The proxy must be dated and signed in the Firm’s name and the capacity in which it serves should be on the proxy, plus the voting officer's name and title. The applicable voting officer is responsible for ensuring that the following proxy records are maintained for five (5) years, the first two in an appropriate office of the Firm:

1.	Records of proxy statements received regarding client securities;
2.	Records of each vote cast by the Firm on behalf of a client;
3.	Copies of any document created by the Firm that was material to making a decision on voting clients’ securities;
4.	Records of all communications received and internal documents created that were material to the voting decision;
5.	Each written client request for proxy voting information and the Firm’s written response to such client request (written or oral) for proxy voting information; and
6.	Documentation noting the rationale behind each proxy vote decision made.

If the Firm utilizes a third–party, service provider for proxy voting, the Firm will rely on the provider to maintain proxy statements and records of proxy votes cast. The Firm will obtain an undertaking from the third party to provide a copy of the documents promptly upon request.

The applicable voting officer shall be responsible for determining whether a proxy raises a conflict of interest with respect to the Firm. The voting officer will determine, based on a review of the issues raised by the conflict of interest, the nature of the potential conflict and, most importantly, given the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled.

The Firm is aware of the following potential conflicts that could exist:

•	The Firm receives increased compensation as a result of the proxy vote due to increased or additional fees or other charges to be paid by the client.

•	The Firm retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer subject to a proxy. This type of relationship may influence the Firm to vote with management on proxies to gain favor with management.

•	The Firm retains a client or investor, or is in the process of retaining a client or investor that is an officer or director of an issuer that is held in a client’s portfolio. The similar conflicts of interest exist in this relationship as discussed above.

•	The Firm’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of a Firm employee may be a high-level executive of an issuer that is held in a client’s portfolio. The spouse could attempt to influence the Firm to vote in favor of management.

•	The Firm or an employee personally owns a significant number of an issuer’s securities that are also held in a client’s portfolio. For any number of reasons, an employee may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The employee could oppose voting the proxies according to the policy and successfully influence the Firm to vote proxies in contradiction to the policy.

The Firm realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the Firm’s Chief Compliance Officer and applicable voting officer of any material conflict that may impair the Firm’s ability to vote proxies in an objective manner.

The applicable voting officer will perform one of the following duties as a result:

1.	Vote the proxy in accordance with the Firm’s proxy policies;
2.	Disclose the conflict to the client(s), providing sufficient information regarding the matter and the nature of the Firm’s conflict, and obtaining consent before voting;
3.	Employ an outside service provider to advise in the voting of the proxy;
4.	Employ an outside service provider to vote the proxy on behalf of the Firm and its clients; or
5.	Decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

The applicable voting officer will document all instances where a proxy involved a conflict of interest, including the nature and the circumstances of the conflict, the steps taken by the Firm to resolve the conflict of interest, and the vote(s) as a result.

To obtain information on how FEG Investors voted proxies, please contact:

FEG Investors, LLC

201 East Fifth Street, Suite 1600

Cincinnati, Ohio 45202

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Portfolio Managers, who are primarily responsible for the day-to-day portfolio management of the Fund as of June 08, 2021:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Gregory M. Dowling	Chief Investment Officer	Since Inception	Managing Principal and Director of Hedged Strategies for Fund Evaluation Group since 2004
J. Alan Lenahan	Chief Investment Officer	Since Inception	Managing Principal and Director of Hedged Strategies for Fund Evaluation Group since 2002

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the Portfolio Managers of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2021:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance
Gregory M. Dowling	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$5,739,943	0	$0
	Other Accounts	0	$0	0	$0

J. Alan Lenahan	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$5,739,943	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

The Fund’s Portfolio Managers are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including registered and unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and also may be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

As of March 31, 2020, the compensation of the Portfolio Managers includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Investment Manager and their affiliates, as applicable.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of March 31, 2021:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Gregory M. Dowling	$1-$50,000
J. Alan Lenahan	$1-$50,000

Gregory M. Dowling also owns equity securities in the Fund valued in the range of $1-$50,000 through his investment in equity securities of FEG Absolute Access Fund I LLC, which invests substantially all of its assets in the Fund.

J. Alan Lenahan also owns equity securities in the Fund valued in the range of $1-$50,000 through his investment in equity securities of FEG Absolute Access Fund I LLC, which invests substantially all of its assets in the Fund.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) The code of ethics of the registrant, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS FUND LLC

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	JUNE 08, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin J. Conroy
Kevin J. Conroy, President
(principal executive officer)

Date	JUNE 08, 2021

By (Signature and Title)*	/s/ Kyndal Michel Marks
Kyndal Michel Marks, Treasurer
(principal financial officer)

Date	JUNE 08, 2021

*	Print the name and title of each signing officer under his or her signature.